Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 20, 2018 USD ($) shares	Nov. 20, 2018 CNY (¥) shares	Jan. 31, 2018 CNY (¥)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 01, 2018 shares	Oct. 31, 2017
Schedule of Investments [Line Items]
Available-for-sale investment						¥ 72,459	¥ 50,636	¥ 10,935
Unrealized securities holding gain/(loss), net of tax					$ 3,735	25,067	10,866	1,000
Foreign currency translation adjustments in other comprehensive income					8,261	55,440	(81,141)	96,010
Gain from investment disposal					4,654	31,236
Investment gain						9,393	158,627
Share of income/(loss) of equity investee					857	5,752	(4,982)
Share of other comprehensive income/(loss) of equity method investee					$ 140	¥ 938	(2,124)
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned						14.50%				18.00%
Available-for-sale investment						¥ 38,378	20,768
Unrealized securities holding gain/(loss), net of tax						15,670	2,938
Foreign currency translation adjustments in other comprehensive income						¥ 1,470	1,129
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares						18,000,000
Huzan Inc.
Schedule of Investments [Line Items]
Percentage owned		6.72%	20.00%
Cash consideration			¥ 10,000
Available-for-sale investment		¥ 13,658				¥ 19,822	14,021
Unrealized securities holding gain/(loss), net of tax						10,985	3,016
Foreign currency translation adjustments in other comprehensive income						(919)
Shares repurchased by investee | shares	6,246,877	6,246,877
Shares repurchased by investee, total price	$ 5,172	¥ 35,501
Gain from investment disposal		¥ 31,236
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage owned				25.00%
Cash consideration				¥ 7,500
Available-for-sale investment						14,259	15,847
Unrealized securities holding gain/(loss), net of tax						¥ (1,588)	4,912	¥ 1,000
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment shares owned | shares									40,000,000
Equity method investment ownership percentage									40.00%
ESOP Shares that may be transferred to grantees who are employees of JM Weshop | shares						10,000,000
ESOP Shares granted | shares						0
Investment gain							158,627
Share of income/(loss) of equity investee						¥ 2,312	(4,923)
Share of other comprehensive income/(loss) of equity method investee						(1,186)	(2,124)
JM Weshop (Cayman) Inc. | Investment Cost
Schedule of Investments [Line Items]
Share based compensation expenses						1,084	23
JM Weshop (Cayman) Inc. | Share of Results of Equity Investee
Schedule of Investments [Line Items]
Share based compensation expenses						¥ 1,483	¥ 36
JM Weshop (Cayman) Inc. | Flying Get Limited
Schedule of Investments [Line Items]
Ownership interest									60.00%